UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison U.S. Emerging Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	1/31/2007

Item 1.	Schedule of Investments

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments

as of January 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.8%
COMMON STOCKS

Air Freight & Logistics 1.0%
226,600	UTI Worldwide, Inc.(b)	$6,888,640

Capital Markets 6.0%
508,900	Eaton Vance Corp.(b)	17,455,270
101,100	Lazard Ltd. (Class A)(b)	5,131,836
156,900	Nuveen Investments, Inc. (Class A)(b)	7,766,550
588,900	TD Ameritrade Holding Corp.(a)(b)	10,417,641

		40,771,297

Chemicals 4.3%
177,800	Ecolab, Inc.	7,805,420
209,600	Monsanto Co.	11,546,864
416,200	Nalco Holdings Co.(a)	9,568,438

		28,920,722

Commercial Services & Supplies 7.1%
783,100	Allied Waste Industries, Inc.(a)(b)	10,015,849
178,600	ChoicePoint, Inc.(a)	6,874,314
404,100	Iron Mountain, Inc.(a)	11,306,718
218,215	Paychex, Inc.	8,730,782
147,900	Stericycle, Inc.(a)	11,388,300

		48,315,963

Communications Equipment 2.9%
721,900	Avaya, Inc.(a)	9,261,977
543,570	Comverse Technology, Inc.(a)(b)	10,518,080

		19,780,057

Consumer Finance 0.7%
63,500	Alliance Data Systems Corp.(a)	4,313,555

Diversified Consumer Services 1.0%
64,400	Apollo Group, Inc., (Class A)(a)(b)	2,794,960
155,000	ServiceMaster Co.	2,022,750
36,900	Weight Watchers International, Inc.	1,993,707

		6,811,417

Electrical Equipment 2.2%
425,850	Ametek, Inc.	14,759,961

Electronic Equipment & Instruments 2.8%
99,200	Amphenol Corp. (Class A)	6,717,824
247,200	Insight Enterprises, Inc.(a)	5,025,576
255,000	Tektronix, Inc.	7,208,850

		18,952,250

Energy Equipment & Services 4.4%
155,800	Cameron International Corp.(a)	8,179,500
113,500	FMC Technologies, Inc. (a)	7,029,055
57,400	National-Oilwell Varco, Inc.(a)	3,480,736
390,800	Pride International, Inc.(a)	11,258,948

		29,948,239

Food Products 1.7%
444,500	ConAgra Foods, Inc.	11,428,095

Health Care Equipment & Supplies 4.2%
324,690	DENTSPLY International, Inc.	10,013,440
173,300	Resmed, Inc.(a)(b)	9,112,114
220,900	Respironics, Inc.(a)	9,410,340

		28,535,894

Health Care Providers & Services 8.8%
256,400	DaVita, Inc.(a)	13,999,440
121,100	Express Scripts, Inc.(a)	8,418,872
207,800	Medco Health Solutions, Inc.(a)	12,303,838
282,200	Omnicare, Inc.(b)	11,341,618
258,300	Quest Diagnostics, Inc.	13,555,584

		59,619,352

Health Care Technology 0.9%
141,800	Cerner Corp.(a)(b)	6,371,074

Hotels, Restaurants & Leisure 2.2%
260,300	Hilton Hotels Corp.	9,212,017
175,600	Tim Hortons, Inc.	5,443,600

		14,655,617

Insurance 1.5%
164,600	Axis Capital Holdings Ltd.	5,423,570
141,100	W.R. Berkley Corp.	4,668,999

		10,092,569

Internet & Catalog Retail 0.7%
297,400	GSI Commerce, Inc.(a)(b)	4,844,646

Internet Software & Services 2.4%
142,800	Digital River, Inc.(a)(b)	7,308,504
104,500	Equinix, Inc.(a)(b)	8,785,315

		16,093,819

IT Services 1.0%
166,310	CheckFree Corp.(a)	6,890,223

Machinery 6.0%
147,700	Danaher Corp.(b)	10,938,662
205,700	IDEX Corp.	10,675,830
218,300	ITT Corp.	13,021,595
118,900	Roper Industries, Inc.(b)	6,173,288

		40,809,375

Media 2.1%
68,200	E.W. Scripps Co. (The)(Class A)(b)	3,330,206
487,100	Regal Entertainment Group (Class A)(b)	10,959,750

		14,289,956

Metals & Mining 1.3%
314,600	Goldcorp, Inc.(b)	8,717,566

Oil, Gas & Consumable Fuels 4.8%
134,600	Noble Energy, Inc.	7,188,986
365,000	Southwestern Energy Co.(a)(b)	14,037,900
227,200	XTO Energy, Inc.	11,466,784

		32,693,670

Pharmaceuticals 0.9%
186,300	Endo Pharmaceuticals Holdings, Inc.(a)	5,723,136

Real Estate Investment Trust (REIT) 0.8%
213,300	Host Hotels & Resorts, Inc.(b)	5,646,051

Semiconductors & Semiconductor Equipment 5.9%
216,695	Broadcom Corp. (Class A)(a)	6,916,904
750,900	Integrated Device Technology, Inc.(a)	11,361,117
140,500	Intersil Corp. (Class A)	3,310,180
101,900	KLA-Tencor Corp.	5,016,537
444,900	Marvell Technology Group Ltd.(a)(b)	8,137,221
352,500	Teradyne, Inc.(a)(b)	5,252,250

		39,994,209

Software 7.9%
291,976	Adobe Systems, Inc.(a)(b)	11,349,107
313,200	Amdocs Ltd.(a)	10,861,776
152,600	Autodesk, Inc.(a)(b)	6,671,672
551,015	BEA Systems, Inc.(a)	6,794,015
198,400	Check Point Software Technologies Ltd.(a)	4,733,824
251,070	Citrix Systems, Inc.(a)(b)	7,951,387
94,800	Electronic Arts, Inc.(a)	4,740,000

		53,101,781

Specialty Retail 3.7%
67,400	Abercrombie & Fitch Co. (Class A)	5,360,996

175,700	Limited Brands, Inc.	4,909,058
224,335	Ross Stores, Inc.	7,266,211
313,120	Urban Outfitters, Inc.(a)(b)	7,640,128

		25,176,393

Wireless Telecommunication Services 6.6%
400,800	American Tower Corp. (Class A)(a)(b)	15,963,864
97,900	Crown Castle International Corp.(a)	3,442,164
340,690	NII Holdings, Inc.(a)(b)	25,142,922

		44,548,950

	Total long-term investments (cost $521,538,919)	648,694,477

SHORT-TERM INVESTMENT 29.8%
Affiliated Money Market Mutual Fund

201,943,462	Dryden Core Investment Fund-Taxable Money Market Series (cost $201,943,462; includes $177,442,159 of cash collateral received for securities on loan)(c)(d)	201,943,462

	Total Investments 125.6% (cost $723,482,381) (e)	850,637,939
	Liabilities in excess of other assets (25.6%)	(173,257,817)

	Net Assets 100.0%	$677,380,122

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $172,369,552; cash collateral of $177,442,159 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$724,314,719	$133,513,635	$(7,190,415)	$126,323,220

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison U.S. Emerging Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 22, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 22, 2007

*	Print the name and title of each signing officer under his or her signature.